Employee Benefit Plans - Restricted Stock Activity (Details) - The Omnibus Plan - Restricted Stock - FNF Group Common Stock - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted stock granted at beginning of period (in shares)	1,471,673	1,391,874	1,770,781
Granted (in shares)	828,818	803,292	613,960
Restricted stock issued as make-whole adjustment for BK Distribution (in shares)	545,676
Canceled (in shares)	(11,233)	(3,266)	(10,105)
Vested (in shares)	(995,873)	(720,227)	(982,762)
Restricted stock granted at end of period (in shares)	1,839,061	1,471,673	1,391,874
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)	$ 33.79	$ 30.85	$ 25.08
Granted (in dollars per share)	37.12	34.54	34.84
Restricted stock issued as make-whole adjustment for BK Distribution (in dollars per share)	24.62
Canceled (in dollars per share)	24.52	28.07	26.14
Vested (in dollars per share)	23.98	28.97	23.00
Ending balance (in dollars per share)	$ 30.58	$ 33.79	$ 30.85